Stock Options (Details) - shares	Sep. 14, 2023	Dec. 22, 2021	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares increased for issuance	2,500,000	152,166
Number of shares available for issuance	2,760,000	260,000	2,158,658
Number of shares authorized			2,760,000
Fady Boctor, the President and Chief Commercial Officer
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for issuance			107,834